Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THE COMMUNITY DEVELOPMENT FUND
Entity Central Index Key	0001649227
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000161514
Shareholder Report [Line Items]
Fund Name	The Community Development Fund
Class Name	Class A
Trading Symbol	CDCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the The Community Development Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.communitydevelopmentfund.com/the-fund/. You can also request this information by contacting us at 1-844-445-4405.
Additional Information Phone Number	1-844-445-4405
Additional Information Website	https://www.communitydevelopmentfund.com/the-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Community Development Fund, Class A Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 305,442,441
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 385,100
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$305,442,441	181	$385,100	36%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.3%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	2.7%
U.S. Treasury Obligations	3.6%
Municipal Bonds	4.8%
U.S. Government & Agency Obligations	88.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.00%, 5/31/2030	3.5%
FHLMC Multifamily Structured Pass Through Certificates, 4.80%, 1/25/2032, Cl A2	3.4%
FHLMC Multifamily Structured Pass Through Certificates, 5.00%, 2/25/2035, Cl A2	3.0%
GNMA, 5.00%, 5/16/2056, Cl AB	1.8%
FHLMC, 4.75%, 11/1/2040	1.7%
FHLMC Multifamily Structured Pass Through Certificates, 5.25%, 1/25/2044, Cl A	1.7%
FHLMC Multifamily Structured Pass Through Certificates, 4.05%, 7/25/2033, Cl A2	1.7%
FNMA, 4.43%, 3/1/2030	1.7%
FHLMC Multifamily ML Certificates, 4.87%, 1/25/2043, Cl AUS	1.6%
FNMA, 4.40%, 7/25/2033, Cl A2	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-445-4405
Updated Prospectus Web Address	https://www.communitydevelopmentfund.com/the-fund/